================================================================================


                               THE BEDFORD FAMILY



   Money Market Portfolio
-----------------------------------------------------------------------------
   Municipal
   Money Market Portfolio
-----------------------------------------------------------------------------
   Government Obligations
   Money Market Portfolio

   Annual Report
   August 31, 1998
================================================================================

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.

                       Annual Investment Adviser's Report



   Concerns about Asia's economic woes were exacerbated in the first two quarters of 1998, as signs of recession also spread to Russia, Latin America and South America. The consequences of this worldwide slowdown were evidenced by plummeting market capitalizations, particularly in August, for example, when the DJIA fell 17% in four weeks. Adding to the market's problems were the investigation of President Clinton and Russia's currency devaluation and delay in naming a new Prime Minister. The net effect of this global turmoil was a dramatic flight to the quality and safety of U.S. Treasury obligations. Yields on longer-term Treasuries fell almost 40 basis points to 5.20%, while three-month Treasury bills dropped below 4.90%. These sudden moves precipitated widespread expectations of a reduction in the federal funds rate. In not changing rates to date, the Fed has been particularly comforted by the positive news on inflation. For the year-to-date, wholesale prices were down almost 1%, while consumer prices were up only 1.5%. The Fed next meets at the end of September and there is growing sentiment for a rate cut.

   During the last two quarters, the federal funds rate remained at 5.50%, a level not changed since March, 1997. The short-term yield curve remained very flat, with interest rate spreads narrowing through the month of August. Treasury bills continued as a haven for short-term cash and yields dropped sharply near the end of the period. In fact, the short Treasury curve inverted, with the three-month bills yielding more than the year bill. Throughout the period, overnight rates traded close to the federal funds level of 5.50%. Investment strategy sought to gradually extend the Money Market Portfolio's average maturity, as the likelihood of higher rates evaporated. Three to six-month investments were made at yields of 5.60-5.70% during periods of market weakness, while liquidity was maintained in repurchase agreements at yields near 5.50%. At the end of August, the Money Market Portfolio had assets of $2,315,558,300, while the Government Money Market Portfolio stood at $507,511,905.

   In the short-term tax-exempt market, interest rates also traded in a narrow band during the period. One-year notes remained generally in the 3.60-3.70% range, while shorter-term variable rate demand notes fluctuated from highs near 4.50% to lows of 2.0%. During the April tax period, the tax-free portfolios maintained high levels of liquidity to meet possible redemptions. Average maturities were also kept moderately short in June as the maturity of general market notes reduced supply. In July and August, the portfolios began to extend slightly as new issuance returned to the market. At the end of August, the Municipal Money Market Portfolio had assets of $245,170,814.

Year 2000 System Preparedness

   BlackRock Institutional Management Corp. (BIMC) serves as investment adviser to The RBB Fund, Inc. BIMC wishes to confirm for fund investors that PNC Bank Corp. and its affiliates are actively addressing Year 2000 system changes across all of our businesses.

   Over the past eighteen months, we have reviewed all internal systems to determine whether there is Year 2000 exposure and, if so, how to remedy. Our corporate objective is to have all systems Year 2000 ready by December 31, 1998. Many systems have already been cleared. Those that require changes are currently undergoing active work and progressing satisfactorily.

                    BlackRock Institutional Management Corporation
                    (Please dial toll-free 800-533-7719 for questions regarding your account or contact your broker.)

                        Report of Independent Accountants


To the Shareholders and Board of Directors of The RBB Fund,Inc.:

In our opinion, the accompanying statements of net assets of the Money Market, Government Obligations and Municipal Money Market Portfolios of The RBB Fund,Inc. (the "Fund"), and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Money Market, Government Obligations and Municipal Money Market Portfolios of The RBB Fund, Inc. at August 31, 1998, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia,Pennsylvania
October 2, 1998

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             Money Market Portfolio
                             Statement of Net Assets
                                 August 31, 1998



                                                         Par
                                                        (000)          Value
                                                    ------------   -------------
AGENCY OBLIGATIONS--0.9%
Student Loan Marketing Association+
5.240% 09/01/98 ................................    $     10,000    $ 10,000,000
  5.250% 09/01/98 ..............................          10,000      10,000,000
                                                                    ------------
    TOTAL AGENCY OBLIGATIONS
     (Cost $20,000,000) ........................                      20,000,000
                                                                    ------------
CERTIFICATES OF DEPOSIT--13.8%
Banks--2.6%
Credit Communal de Belgique
  5.750% 04/01/99 ..............................          30,000      29,991,636
First National Bank of Boston
  5.570% 10/06/98 ..............................          30,000      30,000,000
                                                                    ------------
                                                                      59,991,636
                                                                    ------------
Domestic Certificates of Deposit--1.1%
Wilmington Trust Co.
  5.580% 10/08/98 ..............................          25,000      25,000,000
                                                                    ------------
Yankee Dollar Certificates of Deposit--10.1%
Bank Austria
  5.670% 07/23/99 ..............................           9,000       9,001,648
Canadian Imperial Bank of Commerce
  5.660% 02/26/99 ..............................          40,000      39,990,652
Credit Communal de Belgique
  5.620% 12/28/98 ..............................          25,000      24,998,388
Deutsche Bank
  5.670% 02/26/99 ..............................          16,000      15,991,821
  5.750% 05/26/99 ..............................          25,000      25,010,645
Skandinaviska Enskilden Banken
  Funding, Inc. ................................
  5.560% 09/08/98 ..............................          10,000      10,000,000
Societe Generale
  5.780% 10/08/98 ..............................          25,000      24,995,738
Svenska Handelsbanken Inc.
  5.720% 03/31/99 ..............................          25,000      24,991,695
Swiss Bank
  5.750% 05/07/99 ..............................          15,000      14,994,390
Westpac Banking Corp.
  5.730% 04/16/99 ..............................          45,000      44,991,957
                                                                    ------------
                                                                     234,966,934
                                                                    ------------
    TOTAL CERTIFICATES OF DEPOSIT
     (Cost $319,958,570) .......................                     319,958,570
                                                                    ------------



                                                         Par
                                                        (000)          Value
                                                    ------------    ------------
COMMERCIAL PAPER--51.0%
Asset Backed Securities--12.4%
CC USA Inc.
  5.495% 10/20/98 ..............................    $     15,000    $ 14,887,810
  5.520% 11/09/98 ..............................          40,000      39,576,800
  5.470% 01/29/99 ..............................          24,000      23,453,000
  5.470% 02/05/99 ..............................           8,000       7,809,158
Corporate Asset Funding, Inc.
  5.530% 09/22/98 ..............................          30,000      29,903,225
  5.540% 09/23/98 ..............................          50,000      49,830,722
Corporate Receivables Corp.
  5.550% 09/11/98 ..............................          20,000      19,969,167
Dakota Certificates Program
  5.530% 09/04/98 ..............................          30,000      29,986,175
  5.520% 09/25/98 ..............................          50,000      49,816,000
Windmill Funding
  5.540% 09/28/98 ..............................          21,858      21,767,180
                                                                    ------------
                                                                     286,999,237
                                                                    ------------
Banks--13.0%
AB Spintab Swedmortgage
  5.530% 11/10/98 ..............................          25,000      24,731,181
  5.520% 11/16/98 ..............................          15,000      14,825,200
  5.520% 12/17/98 ..............................          40,000      39,343,733
  5.510% 03/04/99 ..............................          25,000      24,295,944
Commerzbank
  5.505% 10/16/98 ..............................          25,000      24,827,969
IMI Funding Corp.
  5.510% 11/27/98 ..............................          24,270      23,946,825
  5.510% 12/04/98 ..............................          32,827      32,354,711
  5.480% 02/03/99 ..............................          17,136      16,731,686
IMI Funding Corp. (USA)
  5.520% 11/09/98 ..............................          11,881      11,755,299
  5.530% 11/16/98 ..............................          30,000      29,649,767
Nationsbank Corp.
  5.510% 10/15/98 ..............................          30,000      29,797,967
Unifunding Inc.
  5.420% 09/29/98 ..............................          30,000      29,873,533
                                                                    ------------
                                                                     302,133,815
                                                                    ------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998


                                                        Par
                                                       (000)           Value
                                                   ------------     ------------
Business Credit Institutions--2.7%
Enterprise Funding Corp.
  5.510% 09/23/98 ............................     $     40,000     $ 39,865,311
  5.530% 09/23/98 ............................            9,873        9,839,635
  5.510% 12/02/98 ............................           13,082       12,897,791
                                                                    ------------
                                                                      62,602,737
                                                                    ------------
Chemicals & Allied Products--1.6%
Monsanto Co.
  5.500% 12/07/98 ............................           38,477       37,906,792
                                                                    ------------
Finance Services--1.9%
Triple A-1 Funding
  5.530% 09/24/98 ............................           13,328       13,280,911
  5.550% 10/14/98 ............................           30,000       29,801,125
                                                                    ------------
                                                                      43,082,036
                                                                    ------------
Food & Kindred Products--1.3%
Diageo Capital PLC
  5.450% 12/29/98 ............................           30,000       29,459,542
                                                                    ------------
Household Audio & Video Equipment--0.9%
Panasonic Finance Inc.
  5.450% 09/04/98 ............................           20,000       19,990,917
                                                                    ------------
Misc. Industrial & Commercial Machinery
& Equipment--6.5%
Komatsu Finance America
  5.600% 09/09/98 ............................           20,000       19,975,111
  5.620% 09/11/98 ............................           70,000       69,890,722
  5.600% 11/13/98 ............................           25,000       24,716,111
Mitsubishi Corporate Finance PLC
  5.670% 09/14/98 ............................           35,000       34,928,338
                                                                    ------------
                                                                     149,510,282
                                                                    ------------
Motor Vehicles & Car Bodies--1.2%
BMW US Capital Corp.
  5.500% 11/09/98 ............................           28,000       27,704,833
                                                                    ------------
Personal Credit Institutions--2.0%
Countrywide Funding Corp. ....................
  5.540% 09/28/98 ............................           47,500       47,302,637
                                                                    ------------



                                                       Par
                                                      (000)           Value
                                                 --------------   --------------
Petroleum Refining--0.7%
Chevron Transport Corp.
  5.500% 11/20/98 ............................   $       16,000   $   15,804,444
                                                                  --------------
Security Brokers & Dealers--6.8%
Merrill Lynch & Co. Canandian DCP
  5.450% 09/02/98 ............................           50,000       49,992,431
Lehman Brothers Holdings, Inc.
  5.550% 11/25/98+ ...........................           25,000       24,672,396
  5.540% 01/22/99 ............................           35,000       34,229,786
Nomura Holding America Inc.
  5.650% 10/02/98 ............................            6,000        5,970,808
  5.650% 11/16/98 ............................           19,000       18,773,372
  5.650% 11/23/98 ............................           25,000       24,674,340
                                                                  --------------
                                                                     158,313,133
                                                                  --------------
    TOTAL COMMERCIAL PAPER
     (Cost $1,180,810,405) ...................                     1,180,810,405
                                                                  --------------
MUNICIPAL BONDS--3.4%
Florida--0.1%
Coral Springs,VRDN++
  5.650% 09/02/98 ............................            2,500        2,500,000
                                                                  --------------
Georgia--0.4%
De Kalb County Development
  Authority Series 1995 B+
  5.650% 09/07/98 ............................            9,485        9,485,000
                                                                  --------------
Illinois--0.2%
Illinois Health Facilities Authority
  Convertible/ VRDN Revenue Bond
  (The Streeterville Corp. Project)
  Series 1993-B++
  5.700% 09/02/98 ............................            4,400        4,400,000
                                                                  --------------
Indiana--0.2%
Bremen, Inc. TARN VRDN
  Series 1996 B
  5.674% 09/03/98 ............................            3,600        3,600,000
                                                                  --------------

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998


                                                        Par
                                                       (000)           Value
                                                   ------------     ------------
Kentucky--0.2%
Boone County Taxable IDR Refunding
  Bonds VRDN (Square D Company
  Project) Series 1994-B+
  5.700% 09/02/98 ..........................       $     4,200       $ 4,200,000
                                                                     -----------
Mississippi--1.2%
Hinds County, IDR Revenue Bond
  VRDN Series 1992+
  5.650% 09/02/98 ..........................             1,860         1,860,000
Mississippi Business Finance Corp.
  IDR Revenue Bond VRDN(Dana
  Lighting Project) Series 1995+
  5.650% 09/07/98 ..........................             5,800         5,800,000
Mississippi Business Finance Corp.
  Taxable IDR Revenue Bond
  Series 1995+
  5.650% 09/07/98 ..........................             6,300         6,300,000
Mississippi Business Finance Corp.
  Taxable IDR Revenue Bond VRDN
  (Bryan Foods, Inc. Project)
  Series 1994+
  5.700% 09/02/98 ..........................            14,000        14,000,000
                                                                     -----------
                                                                      27,960,000
                                                                     -----------
North Carolina--0.5%
City of Asheville Tax Corp.+
  5.650% 09/02/98 ..........................            10,800        10,800,000
                                                                     -----------
Texas--0.6%
South Central Texas Industrial
  Development Corp. Taxable IDR
  Revenue Bond VRDN (Rohr
  Industries Project) Series 1990+
  5.700% 09/02/98 ..........................            14,800        14,800,000
                                                                     -----------
    TOTAL MUNICIPAL BONDS
     (Cost $77,745,000) ....................                          77,745,000
                                                                     -----------



                                                        Par
                                                       (000)           Value
                                                  ------------      ------------
CORPORATE OBLIGATIONS--19.4%
Banks--1.1%
Istituto Bancario San Paolo di Torino+
  5.558% 09/08/98 ..........................      $     25,000      $ 24,986,786
                                                                    ------------
Finance Services--7.3%
General American Life+
  5.870% 09/01/98 ..........................            50,000        50,000,000
SMM Trust 1997-A+
  5.688% 09/23/98 ..........................            20,000        20,000,000
SMM Trust 1997-X+
  5.648% 09/14/98 ..........................           100,000       100,000,000
                                                                    ------------
                                                                     170,000,000
                                                                    ------------
Personal Credit Institutions--6.0%
American Honda Finance Corp. Honda
  Motor Company, Ltd.+
  5.668% 09/14/98 ..........................            40,000        40,000,000
  5.668% 09/16/98 ..........................            25,000        25,000,000
  5.658% 10/28/98 ..........................            35,000        35,000,000
General Motors Acceptance Corp.+
  5.598% 11/26/98 ..........................            40,000        39,984,420
                                                                    ------------
                                                                     139,984,420
                                                                    ------------
Security Brokers & Dealers--5.0%
Bear Stearns Companies, Inc.+
  5.622% 09/08/98 ..........................            25,000        25,000,808
  5.615% 09/24/98 ..........................            40,000        40,000,000
Lehman Brothers Holdings, Inc.+
  5.708% 09/08/98 ..........................            50,000        50,000,000
                                                                    ------------
                                                                     115,000,808
                                                                    ------------
    TOTAL VARIABLE RATE OBLIGATIONS
     (Cost $449,972,014) ...................                         449,972,014
                                                                    ------------


                 See Accompanying Notes to Financial Statements

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                             Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998


                                                        Par
                                                       (000)           Value
                                                   ------------     ------------
MEDIUM TERM NOTES--4.3%
Banks--4.3%
Skandinaviska Enskilda Banken
  Funding, Inc.+
  5.573% 09/14/98 ..........................    $       50,000    $   49,987,920
Skandinaviska Enskilda Banken
  Funding, Inc. ............................
  5.610% 02/25/99 ..........................            50,000        49,990,700
                                                                  --------------
    TOTAL MEDIUM TERM NOTES
     (Cost $99,978,620) ....................                          99,978,620
                                                                  --------------
REPURCHASE AGREEMENTS--6.9%
Lehman Government Securities Inc.
  (Agreement dated 08/31/98 to be
  repurchased at $60,009,917
  collaterized by $77,315,556 Federal
  Home Loan Mortgage Corporation
  due 9/25/08 to 5/25/24. Market
  value of collateral is $61,801,006.)
  5.95% 09/01/98 ...........................            60,000        60,000,000
Lehman Government Securities Inc.
  (Agreement dated 08/31/98 to be
  repurchased at $99,015,984,
  collateralized by $230,634,000
  U.S. Government National Strips
  due 11/15/98 to 08/15/25. Market
  value of the collateral is
  $100,982,776.) 5.8125% 09/01/98 ..........            99,000        99,000,000
                                                                  --------------
    TOTAL REPURCHASE AGREEMENTS
     (Cost $159,000,000) ...................                         159,000,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
  (Cost $2,307,464,609*) ...................                       2,307,464,609

OTHER ASSETS IN EXCESS
  OF LIABILITIES--0.3% .....................                           8,093,691
                                                                  --------------


                                                                      Value
                                                                  --------------
NET ASSETS (Applicable to 762,794,677
  Bedford shares, 226,300 Cash
  Preservation shares, 904,558,200
  Janney Montgomery Scott shares,
  648,098,967 Sansom Street shares
  and 800 other shares)--100% ..............                      $2,315,558,300
                                                                  ==============
NET ASSET VALUE, Offering and
  redemption price per share
  ($2,315,558,300 / 2,315,678,944) .........                               $1.00
                                                                           =====

*    Also cost for Federal income tax purposes.

+ Variable Rate Obligations -- The rate shown is the rate as of August 31, 1998 and the maturity date shown is the date the principal amount can be recovered through demand or put.

++   Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR ..............................................Industrial Development Revenue
TARN ............................................Taxable Adjustable Revenue Note


                 See Accompanying Notes to Financial Statements

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        Municipal Money Market Portfolio
                             Statement of Net Assets
                                 August 31, 1998

                                                         Par
                                                        (000)           Value
                                                      ----------      ----------
MUNICIPAL BONDS--99.6%
Arkansas--1.3%
Arkansas Development Finance
  Authority Single Family Mortgage
  RB Mortgage-Backed Securities
  Program MB++
  3.700% 03/01/99 ..............................      $    3,230      $3,230,000
                                                                      ----------
California--2.2%
California Higher Education Student
  Loan RB Series D-2 DN++
  3.650% 07/01/99 ..............................           3,000       3,000,000
California Statewide Community
  Development Authority RB
  Floating Rate Trust Receipts
  Series A23-Reg D DN+
  3.550% 09/07/98 ..............................           2,500       2,500,000
                                                                      ----------
                                                                       5,500,000
                                                                      ----------
Colorado--3.3%
Denver, City and County Of, Colorado
  Airport System Subordinate RB
  Series 1997A TECP++
  3.550% 11/17/98 ..............................           8,000       8,000,000
                                                                      ----------
Connecticut--1.2%
Connecticut Special Assessment
  Unemployment Compensation
  Advance Fund (Connecticut
  Unemployment Project) Series
  1993 C MB++
  3.600% 07/01/99 ..............................           3,000       3,000,000
                                                                      ----------
Florida--2.4%
Capital Projects Finance Authority
  (Florida Hospital Association -
  Capital Projects Loan Program)
  Series 1998A DN+
  3.250% 09/07/98 ..............................           2,500       2,500,000
Flagler County Florida School District
  TAN
  3.890% 06/30/99 ..............................           3,300       3,303,611
                                                                      ----------
                                                                       5,803,611
                                                                      ----------


                                                         Par
                                                        (000)           Value
                                                     -----------     -----------
Georgia--6.2%
Bulloch County, Development Authority
  of Tax-Exempt Adjustable Mode IDA
  RB (Gold Kist Inc. Project) DN+
  3.450% 09/07/98 ............................       $     5,700     $ 5,700,000
Middle Georgia Regional Development
  Authority IDA RB (Tolleson Lumber
  Co., Inc. Project) Series 1997 DN+
  3.450% 09/07/98 ............................             4,500       4,500,000
Savannah Economic Development
  Authority RB (Georgia Kaolin Inc.)
  DN+
  3.400% 09/07/98 ............................             5,000       5,000,000
                                                                     -----------
                                                                      15,200,000
                                                                     -----------
Idaho--1.5%
Idaho State TAN
  4.500% 06/30/99 ............................             3,750       3,776,944
                                                                     -----------
Illinois--7.0%
Chicago Tender Notes MB++
  3.550% 02/04/99 ............................             2,000       2,000,000
Chicago, City Of, IDA RB (Goose
  Island Beer O. Project) DN+
  3.630% 09/07/98 ............................             2,100       2,100,000
Illinois Health Facilities Authority
  Revolving Fund Pooled Financing
  Program (The University of Chicago
  Project) TECP++
  3.750% 11/04/98 ............................             8,000       8,000,000
Illinois Health Facility Authority
  (Evanston Hospital Corp. Project)
  Series 1996 MB++
  3.700% 07/15/99 ............................             5,000       5,000,000
                                                                     -----------
                                                                      17,100,000
                                                                     -----------
Indiana--9.0%
Bremen IDA RB Series 1996 A
  (Universal Bearings, Inc. Project
  Private Placement) DN+
  3.600% 09/07/98 ............................             5,000       5,000,000
Indiana Development Finance
  Authority IDA RB (Enterprise
  Center I Project) DN+
  3.400% 09/07/98 ............................             2,900       2,900,000


                 See Accompanying Notes to Financial Statements

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        Municipal Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998

                                                         Par
                                                        (000)           Value
                                                      ----------      ----------
Indiana--(continued)
Indiana Development Finance
  Authority IDA RB (Enterprise
  Center II Project) DN+
  3.400% 09/07/98 ..............................     $     2,000     $ 2,000,000
Indiana Development Finance
  Authority IDA RB (Enterprise
  Center IV Project) DN+
  3.400% 09/07/98 ..............................           7,500       7,500,000
Portage Economic Development RB
  (Breckenridge Apartments Project)
  DN+
  3.450% 09/07/98 ..............................           4,650       4,650,000
                                                                     -----------
                                                                      22,050,000
                                                                     -----------
Kentucky--7.0%
Hopkinsville IDA RB (Douglas Autotech
  Corp. Project) Series 1995 DN+
  4.350% 09/07/98 ..............................           7,700       7,700,000
Kentucky Economic Development
  Finance Authority Hospital
  Facilities RB (Baptist Healthcare
  System) DN+
  3.350% 09/07/98 ..............................           1,500       1,500,000
Kentucky Interlocal School
  Transportation Association TAN
  and RAN Certificates of Participation
  3.900% 06/30/99 ..............................           8,000       8,016,593
                                                                     -----------
                                                                      17,216,593
                                                                     -----------
Massachusetts--1.9%
Commonwealth of Massachusetts
  Federal Highway Grant Anticipation
  Notes 1998 Series A Trust Receipt
  (Floater-Trs) DN+
  3.600% 09/02/98 ..............................             900         900,000
Whiteman-Hanson Regional School
  District BAN
  4.000% 07/01/99 ..............................           1,000       1,001,195
Whiteman-Hanson Regional School
  District RAN
  4.100% 06/30/99 ..............................           2,800       2,807,806
                                                                     -----------
                                                                       4,709,001
                                                                     -----------


                                                        Par
                                                        (000)           Value
                                                      ----------      ----------
Missouri--2.9%
Kansas City IDA RB (Mid-America
  Health Services, Inc. Project)
  Series 1984 DN+
  3.470% 09/07/98 ..............................      $    1,100      $1,100,000
Missouri Environmental Improvement
  and Energy Resource Authority RB
  (Kansas City Power and Light Co.
  Project) Series 1992 DN+
  3.300% 09/07/98 ..............................           5,900       5,900,000
                                                                      ----------
                                                                       7,000,000
                                                                      ----------
Nebraska--1.5%
Lancaster (Sun-Husker Foods, Inc.
  Project) DN+
  4.100% 09/07/98 ..............................           3,800       3,800,000
                                                                      ----------
New Hampshire--0.6%
New Hampshire State Business
  Finance Authority PCR RB (New
  England Power Co. Project) MB
  3.650% 09/24/98 ..............................           1,500       1,500,000
                                                                      ----------
New Jersey--0.2%
New Jersey Economic Development
  Authority Economic Development RB
  (J. Jams Realty Co.) DN+
  3.200% 09/07/98 ..............................             500         500,000
                                                                      ----------
New York--3.5%
New York City G.O. Series 1994 H-3
  TECP (Financial Security Assurance)
  3.400% 10/09/98 ..............................           5,500       5,500,000
New York State Energy Research &
  Development Authority PCR
  Refunding RB (Niagara Mohawk)
  Series 1987A DN
  3.200% 09/01/98 ..............................           3,110       3,110,000
                                                                      ----------
                                                                       8,610,000
                                                                      ----------


                 See Accompanying Notes to Financial Statements

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        Municipal Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998

                                                         Par
                                                        (000)           Value
                                                      ----------      ----------
North Carolina--8.3%
Charlotte-Mecklenburg Hospital
  Authority Health Care RB DN+
  3.200% 09/07/98 ..............................     $     1,500     $ 1,500,000
Haywood Regional Medical Center RB
  Series 1997 DN+
  3.200% 09/07/98 ..............................           1,800       1,800,000
North Carolina Educational Facilities
  Finance Agency (Duke University
  Project) DN+
  3.200% 09/07/98 ..............................           3,200       3,200,000
North Carolina Medical Care
  Commission Health Care Facility RB
  (Lutheran Services for the Aging
  Project) Series 1998 DN+
  3.250% 09/07/98 ..............................           4,000       4,000,000
North Carolina Medical Care
  Commission Hospital RB (Baptist
  Hospital Project) Series 1996 DN+
  3.250% 09/07/98 ..............................           1,400       1,400,000
North Carolina Medical Care
  Community Hospital Lincoln Health
  System DN+
  3.300% 09/07/98 ..............................           1,600       1,600,000
Rockingham County Industrial
  Facilities and Finance Authority
  PCR RB (Medibeg USA, Inc.)
  1997 DN+
  3.400% 09/03/98 ..............................           3,000       3,000,000
Wake County Industrial Facilities and
  Pollution Control Financing
  Authority RB (Carolina Power &
  Light Co. Project) Series 1987 DN+
  3.300% 09/07/98 ..............................           1,200       1,200,000
Wake County Industrial Facility PCR RB
  (Carolina Power & Light Co.) Series
  B DN+
  3.300% 09/07/98 ..............................           2,600       2,600,000
                                                                     -----------
                                                                      20,300,000
                                                                     -----------

                                                         Par
                                                        (000)           Value
                                                     -----------     -----------
Ohio--6.5%
Canfield Local School District BAN
  3.800% 04/15/99 ..............................     $     4,900     $ 4,902,038
Clinton County Hospital RB (Ohio
  Hospital Capital, Inc. Pooled
  Financing Programs) DN+
  3.350% 09/07/98 ..............................           2,000       2,000,000
Mahoning County (Youngstown Iron
  & Metal Inc. Project) DN+
  3.500% 09/07/98 ..............................           2,040       2,040,000
Ohio State Higher Education Facilities
  Community RB Pooled Financing
  DN+
  3.350% 09/07/98 ..............................           4,600       4,600,000
Trumbull County Health Care Facilities
  RB Series 1998 DN+
  3.350% 09/07/98 ..............................           2,500       2,500,000
                                                                     -----------
                                                                      16,042,038
                                                                     -----------
Oklahoma--2.0%
Oklahoma County Finance Authority
  IDA RB (Southwest Electric Co.
  Project) Series 1998 DN+
  3.450% 09/07/98 ..............................           3,000       3,000,000
Oklahoma Development Finance
  Authority (Shawnee Funding
  Limited) DN+
  3.450% 09/07/98 ..............................           2,000       2,000,000
                                                                     -----------
                                                                       5,000,000
                                                                     -----------
Oregon--0.7%
Portland Multifamily Housing RB
  Village of Lovejoy Fountain DN+
  3.450% 09/07/98 ..............................           1,600       1,600,000
                                                                     -----------
Pennsylvania--3.0%
Geisinger Authority Health System RB
  (Penn State Geisinger Health
  System) DN+
  3.350% 09/01/98 ..............................           1,100       1,100,000
Philadelphia IDA RB (30th Street
  Station Project) Series 1987 DN+
  3.900% 09/30/98 ..............................           6,300       6,300,000
                                                                     -----------
                                                                       7,400,000
                                                                     -----------

                 See Accompanying Notes to Financial Statements

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        Municipal Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998

                                                        Par
                                                       (000)            Value
                                                    -----------      -----------
South Carolina--7.7%
Berkeley County IDA RB (Nucor Corp.)
  Series 1998 DN+
  3.550% 09/07/98 ............................      $     8,800      $ 8,800,000
Chesterfield County IDA RB (Culp,
  Inc.) DN+
  3.450% 09/07/98 ............................            6,000        6,000,000
Marlboro County Solid Waste
  Disposal Facilities RB (Willamette
  Industries, Inc. Project) DN+
  3.500% 09/07/98 ............................            1,100        1,100,000
South Carolina Jobs Economic
  Development Authority (Ellcon
  National Inc. Project) Series 1998B
  DN+
  3.400% 09/07/98 ............................            3,000        3,000,000
                                                                     -----------
                                                                      18,900,000
                                                                     -----------
Tennessee--8.6%
Clarksville Public Building Authority
  RB Series 1997 DN+
  3.300% 09/07/98 ............................            1,900        1,900,000
Montgomery County Public Building
  Authority Pooled Financing RB
  (Montgomery County Loan Project)
  Series 1995 DN+
  3.300% 09/07/98 ............................            9,900        9,900,000
Oak Ridge Solid Waste Disposal
  Facility Series 1996 M4
  (Environmental Project) DN+
  3.450% 09/07/98 ............................            5,100        5,100,000
Tennessee State School Bond
  Authority Higher Education
  Facilities TECP
  3.500% 11/18/98 ............................            4,200        4,200,000
                                                                     -----------
                                                                      21,100,000
                                                                     -----------

                                                        Par
                                                       (000)            Value
                                                   ------------     ------------
Texas--5.9%
Brazos River Harbor Navigation
  District of Brazoria County PCR RB
  (The Dow Chemical Co. Project)
  1988 TECP
  3.500% 11/17/98 ............................     $      9,980     $  9,980,000
Denton IDA (Hartzell Manufacturing
  Inc. Project) DN+
  3.600% 09/07/98 ............................            1,300        1,300,000
Lower Colorado River Authority
  Junior Lien Refunding RB
  Series 1996 DN+
  3.150% 09/07/98 ............................            3,100        3,100,000
                                                                    ------------
                                                                      14,380,000
                                                                    ------------
Virginia--3.3% Metropolitan Washington D.C.
  Airports Authority Flexible Term
  Revenue Notes TECP++
  3.550% 11/25/98 ............................            5,000        5,000,000
Metropolitan Washington D.C.
  Airports Authority Virginia
  Passenger Facility Flexible Term
  Notes TECP
  3.500% 09/25/98 ............................            3,000        3,000,000
                                                                    ------------
                                                                       8,000,000
                                                                    ------------
Wisconsin--1.8%
Amery IDRB (Plastech Corp.) Series
  1997 DN+
  3.600% 09/07/98 ............................            2,000        2,000,000
Mequon, City of, IDA RB (Johnson
  Level GRW Investment Project) DN+
  3.450% 09/07/98 ............................            2,500        2,500,000
                                                                    ------------
                                                                       4,500,000
                                                                    ------------
TOTAL INVESTMENTS AT VALUE--99.6%
  (Cost $244,218,187*) .......................                       244,218,187

OTHER ASSETS IN EXCESS
  OF LIABILITIES--0.4% .......................                           952,627
                                                                    ------------


                 See Accompanying Notes to Financial Statements

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                        Municipal Money Market Portfolio
                       Statement of Net Assets (Concluded)
                                 August 31, 1998


                                                                       Value
                                                                    ------------
NET ASSETS (Applicable to 147,705,175
  Bedford shares, 91,997 Cash Preservation
  shares, 97,447,539 Janney Montgomery
  Scott shares and 800 other shares)--100% ...                      $245,170,814
                                                                    ============
NET ASSET VALUE, Offering and
  redemption price per share
  ($245,170,814 / 245,245,511) ...............                             $1.00
                                                                    ============

*    Also cost for Federal income tax purposes.

+ Variable Rate Demand Notes -- The rate shown is the rate as of August 31, 1998 and the maturity date shown is the date the principal amount shown can be recovered through demand or put.

++   Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
BAN ......................................................Bond Anticipation Note
DN ..................................................................Demand Note
GO ..........................................................General Obligations
IDA ............................................Industrial Development Authority
MB ...............................................................Municipal Bond
PCR ...................................................Pollution Control Revenue
RAN ...................................................Revenue Anticipation Note
RAW ...............................................Revenue Anticipation Warrants
RB .................................................................Revenue Bond
TAN .......................................................Tax Anticipation Note
TECP ................................................Tax Exempt Commercial Paper
TRAN ..........................................Tax and Revenue Anticipation Note

                       See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  Government Obligations Money Market Portfolio
                             Statement of Net Assets
                                 August 31, 1998



                                                      Par
                                                      (000)          Value
                                                   ------------    ----------

AGENCY OBLIGATIONS--65.0%
Federal Farm Credit Bank--2.0%
  5.423% 03/02/99 ...........................       $ 10,000      $ 9,997,557
                                                                  -----------
Federal Home Loan Bank--15.6%
  5.500% 09/01/98+ ..........................          10,000       9,994,137
  5.436% 09/02/98+ ..........................          25,000      24,998,346
  5.682% 10/16/98 ...........................          15,000      14,998,787
  5.555% 02/26/99 ...........................          10,000      10,000,000
  5.620% 04/01/99 ...........................           9,200       9,198,417
  5.536% 07/15/99 ...........................          10,000       9,994,746
                                                                  -----------
                                                                   79,184,433
                                                                  -----------
Federal Home Loan Mortgage Corporation--11.8%
  5.448% 09/21/98+ ..........................          35,000      34,986,875
  5.350% 01/07/99 ...........................          10,000       9,809,778
  5.505% 03/12/99 ...........................           5,000       4,997,099
  5.550% 04/29/99 ...........................          10,000       9,990,729
                                                                  -----------
                                                                   59,784,481
                                                                  -----------
Federal National Mortgage Association--21.0%
  5.136% 09/01/98+ ..........................          10,000      10,000,000
  5.440% 09/01/98+ ..........................          25,000      24,996,110
  5.500% 09/01/98+ ..........................          10,000       9,994,237
  5.520% 09/01/98+ ..........................          10,000       9,996,986
  5.431% 09/17/98+ ..........................          10,000       9,996,365
  5.385% 09/28/98 ...........................          10,000       9,959,613
  5.370% 02/26/99 ...........................          12,000      11,987,464
  5.630% 05/05/99 ...........................          10,000       9,996,906
  5.520% 08/09/99 ...........................          10,000       9,989,080
                                                                  -----------
                                                                  106,916,761
                                                                  -----------
Student Loan Marketing Association--14.6%
  5.240% 09/01/98+ ..........................           9,000       8,999,957
  5.250% 09/01/98+ ..........................           5,000       5,000,000
  5.260% 09/07/98+ ..........................          18,000      17,985,431
  5.790% 09/16/98 ...........................          20,000      19,999,668
  5.400% 02/10/99 ...........................           7,000       6,995,070
  5.520% 06/10/99 ...........................          15,000      14,985,790
                                                                  -----------
                                                                   73,965,916
                                                                  -----------
    TOTAL AGENCY OBLIGATIONS
     (Cost $329,849,148) ....................                     329,849,148
                                                                  -----------


REPURCHASE AGREEMENTS--34.6%
Greenwich Capital Markets
 (Agreement dated 08/31/98 to be
 repurchased at $65,010,472,
 collateralized by $122,392,000
 RFCO Strips due 10/15/98 to
 04/15/30. Market value of collateral
 is $66,950,843.)
 5.800% 09/01/98 .....................               $65,000     $65,000,000
Lehman Brothers
 (Agreement dated 08/31/98 to be
 repurchased at $10,601,711,
 collataralized by $10,630,000
 U.S. Treasury Notes due 06/30/99 to
 06/30/08 Market value of collateral
 is $10,810,590.)
 5.8125% 09/01/98 ...................                 10,600      10,600,000
Morgan Stanley
 (Agreement dated 08/31/98 to be
 repurchased at $100,016,146,
 collataralized by $10,260,000 First
 Home Mortgage Acceptance Corp.
 Strips due 9/10/98 to 9/17/98,
 $15,000,000 First Home Mortgage
 Acceptance Corp. 6.445% to
 6.943% due 06/21/05 to 03/21/07,
 $66,365,000 Federal National Mortgage
 Association 5.65% to
 8.9% due 05/07/99 to 01/13/11,
 6,000,000 Federal National Mortgage
 Association Strip due 12/10/98,
 and $1,200,000 U.S. Treasury Bill
 due 12/10/98. Market Value of
 collateral is $103,013,765.)
 5.8125% 09/01/98 ...................               100,000       100,000,000
                                                                 ------------
    TOTAL REPURCHASE AGREEMENTS
     (Cost $175,600,000) .............                            175,600,000
                                                                 ------------
TOTAL INVESTMENTS AT VALUE--99.6%
  (Cost $505,449,148*) ...............                            505,449,148

OTHER ASSETS IN EXCESS
  OF LIABILITIES--0.4% ...............                              2,062,757
                                                                 ------------

                See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                  Government Obligations Money Market Portfolio
                             Statement of Net Assets (Concluded)
                                 August 31, 1998

                                        Value
                                    ------------

NET ASSETS (Applicable to
 128,434,923 Bedford shares,
 379,095,440 Janney Montgomery
 Scott shares and 800 other
 shares)--100% ..............       $507,511,905
                                    ============
Offering and
  redemption price per share
  ($507,511,905 / 507,531,163)             $1.00
                                           =====

* Also cost for Federal income tax purposes.
+ Variable Rate Obligations -- The rate is the rate as of August 31, 1998 and the maturity date shown is the date the principal amount shown can be recovered through demand or put.


                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            Statements of Operations
                       For the Year Ended August 31, 1998



                                                                                           Government
                                                                            Municipal      Obligations
                                                           Money Market   Money Market     Money Market
                                                             Portfolio     Portfolio        Portfolio
                                                           ------------  ------------      ------------
Investment Income
   Interest ........................................    $150,707,431      $11,768,927      $32,071,102
                                                       -------------    -------------     -------------
Expenses
   Investment advisory fees ........................       9,618,695        1,061,254        2,373,423
   Administration fees .............................            --            312,593             --
   Distribution fees ...............................      11,703,324        1,836,326        3,373,849
   Service organization fees .......................         531,358             --               --
   Directors' fees .................................          51,825            6,089           11,240
   Custodian fees ..................................         422,990           70,232          107,262
   Transfer agent fees .............................       3,362,291          110,557          612,396
   Legal fees ......................................         114,345           12,235           22,374
   Audit fees ......................................         180,246           20,132           39,663
   Registration fees ...............................         309,694          152,640          132,000
   Insurance expense ...............................          49,867            5,898           10,791
   Printing fees ...................................         529,786           48,870           95,355
   Miscellaneous ...................................           1,955              457            1,205
                                                       -------------    -------------    -------------
                                                          26,876,376        3,637,283        6,779,558

   Less fees waived ................................      (3,343,093)        (831,111)        (723,970)
   Less expense reimbursement by advisor ...........        (692,630)         (55,085)        (392,949)
                                                       -------------    -------------    -------------
      Total expenses ...............................      22,840,653        2,751,087        5,662,639
                                                       -------------    -------------    -------------
Net investment income ..............................     127,866,778        9,017,840       26,408,463
                                                       -------------    -------------    -------------
Realized loss on investments .......................         (95,478)          (3,055)          (5,792)
                                                       -------------    -------------    -------------
Net increase in net assets resulting from operations   $ 127,771,300       $9,014,785    $  26,402,671
                                                       =============       ==========    =============

                See Accompanying Notes to Financial Statements.
                                      14

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                       Statements of Changes in Net Assets


                                                                                                   Municipal Money
                                                          Money Market Portfolio                   Market Portfolio
                                                    ----------------------------------    ----------------------------------
                                                       For the            For the            For the            For the
                                                      Year Ended         Year Ended         Year Ended         Year Ended
                                                    August 31, 1998    August 31, 1997    August 31, 1998    August 31, 1997
                                                    ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income .........................   $   127,866,778    $   116,087,132    $     9,017,840    $    12,741,126
  Net gain (loss) on investments ................           (95,478)            22,330             (3,055)            (3,917)
                                                     ---------------    ---------------    ---------------    ---------------
  Net increase in net assets resulting
    from operations .............................       127,771,300        116,109,462          9,014,785         12,737,209
                                                     ---------------    ---------------    ---------------    ---------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares ..............................       (56,898,248)       (56,929,832)        (5,548,854)        (5,758,068)
    Bradford shares .............................              --                 --             (405,975)        (4,148,194)
    Cash Preservation shares ....................           (10,274)           (10,852)            (2,738)            (2,492)
    Janney Montgomery Scott
     shares .....................................       (38,111,646)       (29,943,530)        (3,060,273)        (2,832,323)
    RBB shares ..................................              --               (1,286)              --                  (49)
    Sansom Street shares ........................       (32,846,610)       (29,201,632)              --                 --

Distributions in excess of net investment income:
    Bedford shares ..............................            (7,165)              --                 --                 --
    Bradford shares .............................              --                 --                 --                 --
    Cash Preservation shares ....................                (1)              --                 --                 --

    Janney Montgomery Scott
     shares .....................................            (3,979)              --                 --                 --
    RBB shares ..................................              --                 --                 --                 --
    Sansom Street shares ........................            (2,838)              --                 --                 --
                                                     ---------------    ---------------    ---------------    ---------------
     Total dividends to
       shareholders .............................      (127,880,761)      (116,087,132)        (9,017,840)       (12,741,126)
                                                     ---------------    ---------------    ---------------    ---------------
Net capital share transactions ..................      (384,357,868)       504,179,861       (242,871,946)        67,161,386
                                                     ---------------    ---------------    ---------------    ---------------
Total increase (decrease) in
  net assets ....................................      (384,467,329)       504,202,191       (242,875,001)        67,157,469
Net Assets:
  Beginning of year .............................     2,700,025,629      2,195,823,438        488,045,815        420,888,346
                                                     ---------------    ---------------    ---------------    ---------------
  End of year ...................................   $ 2,315,558,300    $ 2,700,025,629    $   245,170,814    $   488,045,815
                                                    ================    ===============    ==============     ===============

                                                              Government Obligations
                                                              Money Market Portfolio
                                                       ----------------------------------
                                                          For the            For the
                                                         Year Ended         Year Ended
                                                       August 31, 1998    August 31, 1997
                                                       ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income .........................      $    26,408,463    $    26,187,519
  Net gain (loss) on investments ................               (5,792)            (1,291)
                                                        ---------------    --------------
  Net increase in net assets resulting
    from operations .............................           26,402,671         26,186,228
                                                        ---------------    --------------
Distributions to shareholders:
Dividends to shareholders
  from net investment income:
    Bedford shares ..............................           (8,627,495)        (9,057,728)
    Bradford shares .............................             (184,938)        (2,084,419)
    Cash Preservation shares ....................                 --                 --

    Janney Montgomery Scott
     shares .....................................          (17,595,930)       (15,045,372)
    RBB shares ..................................                 --                 --
    Sansom Street shares ........................                 --                 --

Distributions in excess of net investment income:
    Bedford shares ..............................                 --                 --
    Bradford shares .............................                 --                 --
    Cash Preservation shares ....................                 --                 --

    Janney Montgomery Scott
     shares .....................................                 --                 --
    RBB shares ..................................                 --                 --
    Sansom Street shares ........................                 --                 --
                                                        ---------------    --------------
     Total dividends to
       shareholders .............................          (26,408,363)       (26,187,519)
                                                        ---------------    --------------
Net capital share transactions ..................         (106,714,614)        57,686,497
                                                        ---------------    --------------
Total increase (decrease) in
  net assets ....................................         (106,720,306)        57,685,206
Net Assets:
  Beginning of year .............................          614,232,211        556,547,005
                                                        ---------------    --------------
  End of year ...................................      $   507,511,905    $   614,232,211
                                                         ==============     =============



                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            Financial Highlights (b)
                (For a Share Outstanding Throughout each Period)


                                                    Money Market Portfolio
                             --------------------------------------------------------------------
                             For the       For the        For the         For the     For the
                               Year          Year           Year            Year       Year
                              Ended         Ended          Ended           Ended      Ended
                             August 31,    August 31,     August 31,     August 31,  August 31,
                               1998          1997           1996            1995        1994
                             --------      ----------     ----------     ----------  ---------
Net asset value,
  beginning of year ........ $   1.00      $     1.00     $     1.00       $   1.00     $ 1.00
                             --------      ----------     ----------       --------  ---------
Income from investment
 operations:
  Net investment income ....   0.0473          0.0462         0.0469         0.0486     0.0278
                             --------      ----------     ----------       --------  ---------
     Total from investment
       operations ..........   0.0473          0.0462         0.0469         0.0486     0.0278
                             --------      ----------     ----------       --------  ---------
Less distributions
  Dividends (from net
    investment income) .....  (0.0473)        (0.0462)        (0.469)       (0.0297)   (0.0278)
                             --------      ----------     ----------       --------  ---------
     Total distributions ...  (0.0473)        (0.0462)        (0.469)       (0.0297)   (0.0278)
                             --------      ----------     ----------       --------  ---------
  End of year................$   1.00      $     1.00     $     1.00       $   1.00   $   1.00
                             ========      ==========     ==========     ==========  =========
Total return ...............     4.84%           4.72%          4.79%          4.97%      2.81%

Ratios/Supplemental Data
  Net assets,
    end of year (000) ...... $762,739      $1,392,911     $1,109,334       $935,821   $710,737
  Ratios of expenses to
    average net assets .....      .97%(a)         .97%(a)        .97%(a)        .96(a)     .95%(a)
  Ratios of net investment
    income to average
    net assets .............     4.73%           4.62%          4.69%          4.86%      2.78%







                                             Municipal Money Market Portfolio
                                 ------------------------------------------------------------
                                 For the     For the     For the      For the        For the
                                   Year        Year        Year         Year           Year
                                  Ended       Ended       Ended        Ended          Ended
                                 August 31,  August 31,  August 31,   August 31,     August 31,
                                    1998        1997        1996         1995          1994
                                 ---------    --------    --------     --------      --------
Net asset value,
  beginning of year ........      $   1.00    $   1.00    $   1.00     $   1.00      $   1.00
                                 ---------    --------    --------     --------      --------
Income From Investment
 operations:
  Net investment income ....        0.0286      0.0285      0.0288       0.0297        0.0195
                                 ---------    --------    --------     --------      --------
     Total from investment
       operations ..........        0.0286      0.0285      0.0288       0.0297        0.0195
                                 ---------    --------    --------     --------      --------
Less distributions
  Dividends (from net
    investment income) .....       (0.0286)    (0.0285)    (0.0288)      (0.297)      (0.0195)
                                 ---------    --------    --------      --------     --------
     Total distributions ...       (0.0286)    (0.0285)    (0.0288)      (0.297)      (0.0195)
                                 ---------    --------    --------     --------      --------
  End of year...............      $  1.00     $   1.00    $   1.00     $   1.00      $   1.00
                                 =========    ========    ========     ========      ========
Total return ...............          2.97%       2.88%       2.92%        3.01%         1.97%

Ratios/Supplemental Data
  Net assets,
    End of year (000) ......      $147,633    $213,034    $201,940     $198,425      $182,480
  Ratios of expenses to
    average net assets .....           .89%(a)     .85%(a)     .84%(a)      .82%(a)       .77%(a)
  Ratios of net investment
    income to average
    net assets .............          2.86%       2.85%       2.88%        2.97%         1.95%



(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.10%, 1.12%, 1.14%, 1.17% and 1.16% for the years ended August 31, 1998, 1997,
     1996, 1995 and 1994, respectively. For the Municipal Money Market Portfolio, the ratios of expenses to average net assets would have been 1.15%, 1.14%, 1.12%, 1.14% and 1.12% for the years ended August 31, 1998,
     1997, 1996, 1995 and 1994, respectively.



(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.

                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                            Financial Highlights (b)
                (For a Share Outstanding Throughout each Period)


                                                              Government Obligations Money Market Portfolio
                                            ----------------------------------------------------------------------------------------
                                               For the        For the            For the           For the           For the
                                                 Year           Year               Year              Year              Year
                                                 Ended          Ended              Ended             Ended             Ended
                                             August 31, 1998  August 31, 1997   August 31, 1996    August 31, 1995  August 31, 1994
                                            ----------------  ----------------  ----------------  ----------------  ----------------
Net asset value, beginning of year..........     $ 1.00          $ 1.00            $ 1.00             $ 1.00           $ 1.00
                                                 ------          ------            ------             ------           ------
Income from investment operations:
  Net investment income.....................     0.0463          0.0449            0.0458             0.0475           0.0270
                                                 ------          ------            ------             ------           ------
     Total from investment operations.......     0.0463          0.0449            0.0458             0.0475           0.0270
                                                 ------          ------            ------             ------           ------
Less distributions
  Dividends (from net investment income)....    (0.0463)        (0.0449)          (0.0458)           (0.0475)         (0.0270)
                                                 ------          ------            ------             ------           ------
     Total distributions....................    (0.0463)        (0.0449)          (0.0458)           (0.0475)         (0.0270)
                                                 ------          ------            ------             ------           ------
Net asset value, end of year................     $ 1.00          $ 1.00            $ 1.00             $ 1.00           $ 1.00
                                                 ======          ======            ======             ======           ======

Total Return................................       4.74%           4.59%             4.68%              4.86%            2.73%
Ratios/Supplemental Data
  Net assets, end of year (000).............   $128,447        $209,715          $192,599           $163,398         $166,418
  Ratios of expenses to average net assets..       .975%(a)        .975%(a)          .975%(a)           .975%(a)         .975%(a)
  Ratios of net investment income to average
    net assets..............................       4.63%           4.49%             4.58%              4.75%            2.70%

(a) Without the waiver of advisory, distribution and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.10%, 1.09%, 1.10%, 1.13% and 1.17% for the years ended August 31, 1998, 1997, 1996, 1995 and 1994, respectively.

(b) Financial Highlights relate solely to the Bedford Class of shares within each portfolio.



                 See Accompanying Notes to Financial Statements.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                          Notes to Financial Statements
                                 August 31, 1998




Note 1. Summary of Significant Accounting Policies

     The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

     The Fund has authorized capital of thirty billion shares of common stock of which 16.27 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of twenty-six investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, Janney Montgomery Scott Money Family, the n/i Family, the Boston Partners Family, and the Schneider Family. The Bedford Family represents interests in three portfolios, which are covered in this report.

         A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Fund seeks to maintain net asset value per share at $1.00 for these portfolios.

         B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated among all of the portfolios or classes of the Fund based on relative net assets.

         C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with tax regulations which may differ from generally accepted accounting principles.

         D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

         E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the purchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

         F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Transactions with Affiliates and Related Parties

   In March 1998, PNC Institutional Management Corporation, which changed its name to BlackRock Institutional Management Corporation ("BMIC"), assumed the responsibilities of PNC Bank, as subadviser, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services are being transferred to BMIC and BMIC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

   For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on each of the three portfolio's average daily net assets:

                Portfolio                                       Annual Rate
    ------------------------------------          --------------------------------------------
    Money Market and Government                  .45% of first $250 million of net assets;
     Obligations Money Market Portfolios         .40% of next $250 million of net assets;
                                                 .35% of net assets in excess of $500 million.

    Municipal Money Market Portfolio             .35% of first $250 million of net assets;
                                                 .30% of next $250 million of net assets;
                                                 .25% of net assets in excess of $500 million.

   BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for these portfolios. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1998, advisory fees and waivers for the three investment portfolios were as follows:

                                                                Gross                                 Net
                                                               Advisory                             Advisory
                                                                  Fee              Waiver              Fee
                                                             --------------    --------------     --------------
    Money Market Portfolio                                    $9,618,695        $(3,334,990)       $6,283,705
    Municipal Money Market Portfolio                           1,061,254           (822,533)          238,721
    Government Obligations Money Market Portfolio              2,373,423           (723,970)        1,649,453


   The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 1998, the reimbursed expenses were $692,630, $55,085 and $392,949 for the Money Market Portfolio, Municipal Money Market Portfolio and Government Obligations Money Market Portfolio, respectively.

   In addition, PNC Bank serves as custodian for each of the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


   Note 2. Transactions with Affiliates and Related Parties  (continued)

     PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1998, transfer agency fees and waivers for each class of shares within the three investment portfolios were as follows:


                                                                  Gross                                                Net
                                                            Transfer Agency                                      Transfer Agency
                                                                  Fee                        Waiver                   Fee
                                                           ----------------            --------------           ----------------

Money Market Portfolio
    Bedford Class                                               $1,474,000                $     --                 $1,474,000
    Cash Preservation Class                                          8,684                    (8,103)                     581
    Janney Montgomery Scott Class                                1,498,346                      --                  1,498,346
    Sansom Street Class                                            381,261                      --                    381,261
                                                                ----------                ----------               ----------
      Total Money Market Portfolio                              $3,362,291                $   (8,103)              $3,354,188
                                                                ==========                ==========               ==========
Municipal Money Market Portfolio
    Bedford Class                                               $   66,188                $     --                 $   66,188
    Bradford Class                                                   2,914                      --                      2,914
    Cash Preservation Class                                          8,997                    (8,578)                     419
    Janney Montgomery Scott Class                                   32,458                      --                     32,458
                                                                ----------                ----------               ----------
      Total Municipal Money Market Portfolio                    $  110,557                $   (8,578)              $  101,979
                                                                ==========                ==========               ==========
Government Obligations Money Market Portfolio
    Bedford Class                                               $   57,762                $     --                 $   57,762
    Janney Montgomery Scott Class                                  554,634                      --                    554,634
                                                                ----------                ----------               ----------
      Total Government Obligations Money Market Portfolio       $  612,396                $     --                 $  612,396
                                                                ==========                ==========               ==========



   In addition, PFPC serves as administrator for the Municipal Money Market Portfolio. The administration fee is computed daily and payable monthly at an annual rate of .10% of the Portfolio's average daily assets. For the year ended August 31, 1998, the administration fee for the Municipal Money Market Portfolio was as follows:

                                                                 Administration
                                                                      Fee
                                                                ----------------
             Municipal Money Market Portfolio                       $312,593

   The Fund, on behalf of each class of shares within the three investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Provident Distributors, Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to
 .65% on an annualized basis for the Bedford, Bradford, Cash Preservation and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class. Prior to May 29, 1998, Counsellors Securities, Inc. served as distributor.

   For the year ended August 31, 1998, distribution fees for each class were as follows:

                                                                   Distribution
                                                                        Fee
                                                                  --------------
Money Market Portfolio
   Bedford Class                                                     $ 6,509,493
   Cash Preservation Class                                                   864
   Janney Montgomery Scott Class                                       4,862,505
   Sansom Street Class                                                   330,462
                                                                     -----------
      Total Money Market Portfolio                                   $11,703,324
                                                                     ===========
Municipal Money Market Portfolio
   Bedford Class                                                     $ 1,119,567
   Bradford Class                                                         83,480
   Cash Preservation Class                                                   394
   Janney Montgomery Scott Class                                         632,885
                                                                     -----------
      Total Municipal Money Market Portfolio                         $ 1,836,326
                                                                     ===========
Government Obligations Money Market Portfolio
   Bedford Class                                                     $ 1,062,199
   Bradford Class                                                         23,951
   Janney Montgomery Scott Class                                       2,287,699
                                                                     -----------
      Total Government Obligations Money Market Portfolio            $ 3,373,849
                                                                     ===========

     The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1998, service organization fees were $531,358 for the Money Market Portfolio.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998

Note 3. Capital Shares

   Transactions in capital shares (at $1 per capital share) for each period were as follows:

                                                      Money Market Portfolio                     Municipal Money Market Portfolio
                                             ----------------------------------------           ---------------------------------
                                                 For the                  For the                   For the           For the
                                               Year Ended               Year Ended                Year Ended        Year Ended
                                             August 31, 1998          August 31, 1997           August 31, 1998   August 31, 1997
                                             ---------------          ---------------           ---------------   ---------------
                                                  Value                    Value                     Value             Value
                                             ---------------          ---------------           ---------------   ---------------
Shares sold:
    Bedford Class .........................  $ 4,081,920,081          $ 4,513,203,668           $ 1,250,832,088   $ 1,075,834,153
    Bradford Class ........................               --                       --                59,917,620       586,482,906
    Cash Preservation Class ...............          113,319                  175,000                    65,859            82,717
    Janney Montgomery Scott Class .........    3,910,533,620            3,087,651,502               404,988,148       406,706,164
    RBB Class .............................               --                    4,744                        --               200
    Sansom Street Class ...................    2,296,071,622            1,965,226,666                        --                --
Shares issued in reinvestment of dividends:
    Bedford Class .........................       56,201,453               55,886,643                 5,440,322         5,696,659
    Bradford Class ........................               --                       --                   427,390         4,016,410
    Cash Preservation Class ...............           10,291                   10,748                     2,591             2,358
    Janney Montgomery Scott Class .........       37,882,680               29,670,134                 3,071,524         2,820,771
    RBB Class .............................               --                    1,361                        --                53
    Sansom Street Class ...................       24,189,907               20,645,930                        --                --
Shares repurchased:
    Bedford Class .........................   (4,768,237,064)          (4,285,531,838)           (1,321,667,987)   (1,070,439,669)
    Bradford Class ........................               --                       --              (226,438,837)     (553,804,071)
    Cash Preservation Class ...............         (139,525)                (145,893)                  (73,397)         (103,897)
    Janney Montgomery Scott Class .........   (3,780,710,398)          (2,942,342,585)             (419,437,268)     (390,127,972)
    RBB Class .............................               --                  (67,517)                       --            (5,396)
    Sansom Street Class ...................   (2,242,193,855)          (1,940,208,702)                       --                --
                                              --------------           --------------            --------------    --------------
Net increase (decrease) ...................  $  (384,357,869)         $   504,179,861           $  (242,871,947)  $    67,161,386
                                              ==============           ==============            ==============    ==============
Bedford Shares authorized .................    1,500,000,000            1,500,000,000               500,000,000       500,000,000
                                              ==============           ==============            ==============    ==============

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


Note 3. Capital Shares (continued)


                                              Government Obligations Money Market Portfolio
                                              ---------------------------------------------
                                                  For the                       For the
                                                Year Ended                    Year Ended
                                              August 31, 1998               August 31, 1997
                                              ---------------               ---------------
                                                  Value                          Value
                                              ---------------               ---------------
Shares sold:
    Bedford Class .........................   $   570,413,536               $   606,875,958
    Bradford Class ........................        14,367,467                   171,813,924
    Janney Montgomery Scott Class .........     1,493,397,997                 1,232,450,606
Shares issued in reinvestment of dividends:
    Bedford Class .........................         8,589,078                     8,971,804
    Bradford Class ........................           214,626                     2,002,758
    Janney Montgomery Scott Class .........        17,567,622                    14,958,191
Shares repurchased:
    Bedford Class .........................      (660,253,321)                 (598,765,148)
    Bradford Class ........................       (66,190,133)                 (179,400,377)
    Janney Montgomery Scott Class .........    (1,484,821,486)               (1,201,221,219)
                                              ---------------               ---------------
Net increase ..............................   $  (106,714,614)              $    57,686,497
                                              ===============               ===============
Bedford Shares authorized .................       500,000,000                   500,000,000
                                              ===============               ===============

Note 4. Net Assets

   At August 31, 1998, net assets consisted of the following:


                                                                                              Government
                                                                            Municipal         Obligations
                                                       Money Market        Money Market       Money Market
                                                        Portfolio           Portfolio           Portfolio
                                                       ------------        ------------       ------------
Capital paid-in
   Bedford Class ..................................   $   762,787,510    $   147,705,175    $   128,435,023
   Cash Preservation Class ........................           226,299             91,997                 --
   Janney Montgomery Scott Class ..................       904,554,222         97,447,539        379,095,440
   Sansom Street Class ............................       648,096,129                 --                 --
   Other Classes ..................................               800                800                800
Accumulated net realized gain (loss) on investments
   Bedford Class ..................................           (34,771)           (73,952)            (6,501)
   Cash Preservation Class ........................               (11)                 3                 --
   Janney Montgomery Scott Class ..................           (40,506)              (748)           (12,857)
   Sansom Street Class ............................           (31,372)                --                 --
                                                      ---------------    ---------------    ---------------
                                                      $ 2,315,558,300    $   245,170,814    $   507,511,905
                                                      ===============    ===============    ===============

                                       23

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998

Note 5. Capital Loss Carryovers

   At August 31, 1998, capital loss carryovers were available to offset future realized gains as follows: $106,660 in the Money Market Portfolio of which $11,182 expires in 2004 and $95,478 expires in 2006; $74,697 in the Municipal Money Market Portfolio of which $55,760 expires in 1999, $444 expires in 2000, $1,058 expires in 2001, $9,789 expires in 2002, $674 expires in 2004, $3,917 expires in 2005 and $3,055 expires in 2006; $19,358 in the Governmental Obligations Money Market Portfolio of which $12,275 expires in 2004, $1,291 expires in 2005 and $5,792 expires in 2006.

Note 6. Other Financial Highlights

     The Fund currently offers three other classes of shares representing interests in the Money Market Portfolio: Cash Preservation, Janney Montgomery Scott and Sansom Street. The Fund currently offers two other classes of shares representing interests in the Municipal Money Market Portfolio: Cash Preservation and Janney Montgomery Scott. The Fund currently offers one other class of shares representing an interest in the Government Obligations Money Market Portfolio: Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation Class is not presented in this report due to its immateriality. Such information is available in the annual report of the Cash Preservation family. The financial highlights of certain of the other classes are as follows:

Bradford Government Obligations Money Market Shares(c)


                                          For the         For the          For the         For the        For the          For the
                                           Month            Year            Year            Year            Year             Year
                                           Ended           Ended           Ended           Ended           Ended            Ended
                                  September 30, 1997 August 31, 1997 August 31, 1996 August 31, 1995 August 31, 1994 August 31, 1993
                                  ------------------ --------------- --------------- --------------- --------------- ---------------
Net asset value, beginning of year
  or period ..........................  $      1.00       $   1.00      $   1.00        $   1.00        $   1.00        $   1.00
                                        -----------       --------      --------        --------        --------        --------
Income from investment operations:
    Net investment income ............       0.0037         0.0449        0.0458          0.0475          0.0270          0.0231
                                        -----------       --------      --------        --------        --------        --------
      Total from investment
        operations ...................       0.0037         0.0449        0.0458          0.0475          0.0270          0.0231
                                        -----------       --------      --------        --------        --------        --------
Less distributions
  Dividends (from net
    investment income) ...............      (0.0037)       (0.0449)      (0.0458)        (0.0475)        (0.0270)        (0.0231)
                                        -----------       --------      --------        --------        --------        --------
      Total distributions ............      (0.0037)       (0.0449)      (0.0458)        (0.0475)        (0.0270)        (0.0231)
                                        -----------       --------      --------        --------        --------        --------
Net asset value, end of year
  or period ..........................  $      1.00       $   1.00      $   1.00        $   1.00        $   1.00        $   1.00
                                        ===========       ========      ========        ========        ========        ========
Total Return .........................         0.38%(d)       4.59%         4.68%           4.86%           2.73%           2.33%
Ratios/Supplemental Data
  Net assets, end of year or
    period (000) .....................  $    44,931       $ 51,608      $ 57,190        $ 46,509        $ 39,732        $ 50,523
  Ratios of expenses to average
    net assets .......................         .975%(a)(b)    .975%(a)      .975%(a)        .975%(a)        .975%(a)        .975%(a)
  Ratios of net investment income
    to average net assets ............         0.37%(d)       4.49%         4.58%           4.75%           2.70%           2.31%


(a) Without the waiver of advisory fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets would have been 1.10% annualized for the month ended September 30, 1997, 1.09%, 1.10%, 1.13%, 1.18% and 1.18% for the years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.
(b) Annualized.
(c) On October 1, 1997, the Government Obligation Portfolio's Bradford Class of 44,971,583 shares were liquidated.
(d) Non-annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998

Note 6. Other Financial Highlights (continued)

Bradford Municipal Money Market Shares(c)



                                          For the         For the          For the         For the        For the          For the
                                           Month            Year            Year            Year            Year             Year
                                           Ended           Ended           Ended           Ended           Ended            Ended
                                  September 30, 1997 August 31, 1997 August 31, 1996 August 31, 1995 August 31, 1994 August 31, 1993
                                  ------------------ --------------- --------------- --------------- --------------- ---------------
Net asset value, beginning of year....  $      1.00       $   1.00      $   1.00        $   1.00        $   1.00        $   1.00
                                        -----------       --------      --------        --------        --------        --------
Income from investment operations:
  Net investment income...............       0.0023         0.0285        0.0288          0.0297          0.0195          0.0195
                                        -----------       --------      --------        --------        --------        --------
   Total from investment operations...       0.0023         0.0285        0.0288          0.0297          0.0195          0.0195
                                        -----------       --------      --------        --------        --------        --------
Less distributions
  Dividends (from net
    investment income)................      (0.0023)       (0.0285)      (0.0288)        (0.0297)        (0.0195)       (0.0195)
                                        -----------       --------      --------        --------        --------        --------
      Total distributions.............      (0.0023)       (0.0285)      (0.0288)        (0.0297)        (0.0195)       (0.0195)
                                        -----------       --------      --------        --------        --------        --------
Net asset value, end of year..........  $      1.00       $   1.00      $   1.00        $   1.00        $   1.00        $   1.00
                                        ===========       ========      ========        ========        ========        ========
Total Return..........................         0.24%(d)       2.88%         2.92%           3.01%           1.97%           1.96%
Ratios/Supplemental Data
  Net assets, end of year.............  $   168,172       $166,089      $129,399        $110,936        $100,089        $ 76,975
  Ratios of expenses to average
    net assets........................          .89%(a)(b)     .85%(a)       .84%(a)         .82%(a)         .77%(a)         .77%(a)
  Ratios of net investment income to
    average net assets................         0.23%(d)       2.85%         2.88%           2.97%           1.95%           1.95%


(a) Without the waiver of advisory, transfer agency and administration fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets would have been 1.13% annualized for the month ended September 30, 1997, 1.14%, 1.12%, 1.14%, 1.11% and 1.16% for the
    years ended August 31, 1997, 1996, 1995, 1994 and 1993, respectively.
(b) Annualized.
(c) On October 1, 1997, the Municipal Money Market Portfolio's Bradford Class of 168,177,203 shares were liquidated.
(d) Non-annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998

Note 6. Other Financial Highlights (continued)

The Janney Montgomery Scott Family


                                                                            Money Market Portfolio
                                                 ---------------------------------------------------------------------------
                                                                                                              For the Period
                                                     For the              For the              For the         June 12, 1995
                                                      Year                  Year                Year        (Commencement of
                                                      Ended                Ended                Ended         Operations) to
                                                 August 31, 1998      August 31, 1997      August 31, 1996   August 31, 1995
                                                 ---------------      ---------------      ---------------   ---------------
Net asset value, beginning of year
  or period .................................        $   1.00             $   1.00             $   1.00          $      1.00
                                                     --------             --------             --------          -----------
Income from investment operations:
  Net investment income .....................          0.0469               0.0459               0.0465               0.0112
                                                     --------             --------             --------          -----------
    Total from investment operations ........          0.0469               0.0459               0.0465               0.0112
                                                     --------             --------             --------          -----------
Less distributions
  Dividends (from net investment income) ....         (0.0469)             (0.0459)             (0.0465)             (0.0112)
                                                     --------             --------             --------          -----------
    Total distributions .....................         (0.0469)             (0.0459)             (0.0465)             (0.0112)
                                                     --------             --------             --------          -----------
Net asset value, end of year or period ......        $   1.00             $   1.00             $   1.00           $     1.00
                                                     ========             ========             ========          ===========
Total Return ................................            4.81%                4.69%                4.76%                5.30%(b)
Ratios/Supplemental Data
  Net assets, end of year or period (000) ...        $904,526             $736,855             $561,865             $443,645
  Ratios of expenses to average
    net assets ..............................            1.00%(a)             1.00%(a)             1.00%(a)             1.00%(a)(b)
  Ratios of net investment income to
    average net assets ......................            4.69%                4.59%                4.65%                5.04%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.21%, 1.22%, 1.23% and 1.23% for the years or periods ended August 31, 1998, 1997, 1996 and 1995, respectively.
(b) Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998

Note 6. Other Financial Highlights (continued)

The Janney Montgomery Scott Family (continued)


                                                                        Municipal Money Market Portfolio
                                                 ---------------------------------------------------------------------------
                                                                                                              For the Period
                                                     For the              For the              For the         June 12, 1995
                                                      Year                  Year                Year        (Commencement of
                                                      Ended                Ended                Ended         Operations) to
                                                 August 31, 1998      August 31, 1997      August 31, 1996   August 31, 1995
                                                 ---------------      ---------------      ---------------   ---------------
Net asset value, beginning of year
  or period .................................        $   1.00             $   1.00             $   1.00          $      1.00
                                                     --------             --------             --------          -----------
Income from investment operations:
  Net investment income .....................          0.0290               0.0285               0.0278               0.0063
                                                     --------             --------             --------          -----------
    Total from investment operations ........          0.0290               0.0285               0.0278               0.0063
                                                     --------             --------             --------          -----------
Less distributions
  Dividends (from net investment income) ....         (0.0290)             (0.0285)             (0.0278)             (0.0063)
                                                     --------             --------             --------          -----------
    Total distributions .....................         (0.0290)             (0.0285)             (0.0278)             (0.0063)
                                                     --------             --------             --------          -----------
Net asset value, end of year or period ......        $   1.00             $   1.00             $   1.00          $      1.00
                                                     ========             ========             ========          ===========
Total Return ................................            2.94%                2.89%                2.81%                2.87%(b)
Ratios/Supplemental Data
  Net assets, end of year or period (000) ...        $ 97,445             $108,826             $ 89,428          $   113,256
  Ratios of expenses to average
    net assets ..............................            0.86%(a)(b)          0.85%(a)              .94%(a)             1.00%(a)(b)
  Ratios of net investment income to average
    net assets .............................             2.90%                2.85%                2.78%                2.83%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Municipal Money Market Portfolio would have been 1.16%, 1.13%, 1.23% and 1.30% for the years or period ended August 31, 1998, 1997, 1996 and 1995, respectively.
(b) Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998

Note 6. Other Financial Highlights (continued)

The Janney Montgomery Scott Family (continued)


                                                                 Government Obligations Money Market Portfolio
                                                 ---------------------------------------------------------------------------
                                                                                                              For the Period
                                                     For the              For the              For the         June 12, 1995
                                                      Year                  Year                Year        (Commencement of
                                                      Ended                Ended                Ended         Operations) to
                                                 August 31, 1998      August 31, 1997      August 31, 1996   August 31, 1995
                                                 ---------------      ---------------      ---------------   ---------------
Net asset value, beginning of year
  or period .................................        $   1.00             $   1.00             $   1.00          $      1.00
                                                     --------             --------             --------          -----------
Income from investment operations:
  Net investment income .....................          0.0460               0.0447               0.0456               0.0109
                                                     --------             --------             --------          -----------
    Total from investment operations ........          0.0460               0.0447               0.0456               0.0109
                                                     --------             --------             --------          -----------
Less distributions
  Dividends (from net investment income) ....         (0.0460)             (0.0447)             (0.0456)             (0.0109)
                                                     --------             --------             --------          -----------
    Total distributions .....................         (0.0460)             (0.0447)             (0.0456)             (0.0109)
                                                     --------             --------             --------          -----------
Net asset value, end of year or period ......        $   1.00             $   1.00             $   1.00          $      1.00
                                                     ========             ========             ========          ===========
Total Return ................................            4.71%                4.56%                4.66%                5.03%(b)
Ratios/Supplemental Data
  Net assets, end of year or period (000) ...        $379,065             $352,950             $306,757             $302,585
  Ratios of expenses to average net assets ..            1.00%(a)             1.00%(a)             1.00%(a)             1.00%(a)(b)
  Ratios of net investment income to average
    net assets ..............................            4.60%                4.47%                4.56%                4.91%(b)


(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Government Obligations Money Market Portfolio would have been 1.23%, 1.23%, 1.25% and 1.28% for the years or periods ended August 31, 1998, 1997, 1996 and 1995, respectively.
(b) Annualized.

                               THE BEDFORD FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Concluded)
                                 August 31, 1998

Note 6. Other Financial Highlights (continued)

The Sansom Street Family (continued)


                                                                           Money Market Portfolio
                                           ---------------------------------------------------------------------------------------
                                               For the           For the           For the           For the           For the
                                                Year              Year              Year              Year              Year
                                                Ended             Ended             Ended             Ended             Ended
                                           August 31, 1998   August 31, 1997   August 31, 1996   August 31, 1995   August 31, 1994
                                           ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year .......     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                               --------          --------          --------          --------          --------
Income from investment operations:
  Net investment income ..................       0.0520            0.0510            0.0518            0.0543            0.0334
                                               --------          --------          --------          --------          --------
      Total from investment operations ...       0.0520            0.0510            0.0518            0.0543            0.0334
                                               --------          --------          --------          --------          --------
Less distributions
Dividends (from net investment income) ...      (0.0520)          (0.0510)          (0.0518)          (0.0543)          (0.0334)
                                               --------          --------          --------          --------          --------
      Total distributions ................      (0.0520)          (0.0510)          (0.0518)          (0.0543)          (0.0334)
                                               --------          --------          --------          --------          --------
Net asset value, end of year .............     $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                               ========          ========          ========          ========          ========
Total Return .............................         5.34%             5.22%             5.30%             5.57%             3.39%
Ratios/Supplemental Data
  Net assets, end of year ................     $684,066          $570,018          $524,359          $441,614          $373,745
  Ratios of expenses to average net assets          .49%(a)           .49%(a)           .48%(a)           .39%(a)           .39%(a)
  Ratios of net investment income to
    average net assets ...................         5.20%             5.10%             5.18%             5.43%             3.34%


(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .62%, .64%, .65%, .59% and .60% for the years ended August 31, 1998, 1997, 1996,
    1995 and 1994, respectively.
(b) Annualized.

                        Tax Information for Shareholders
                                   (Unaudited)

In the twelve months ended August 31, 1998 (the end of the Fund's fiscal year), 100% of the dividends paid by the Municipal Money Market Portfolio were exempt-interest dividends for purposes of federal income taxes and free from such taxes. However, approximately 45% of such dividends was attributable to interest on private activity bonds which must be included in federal alternative minimum taxable income for the purpose of determining liability for federal alternative minimum tax.

In January 1999, you will be furnished with a schedule showing the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Municipal Money Market Portfolio in 1998. It is suggested that you consult your tax adviser concerning the applicability of state and local taxes to dividends paid by the Fund during the year.